Non-current Financial Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Increased in base rent for setting the amount of deposit	$ 100
Restricted cash	4,656	$ 4,656
Research tax credit receivables	8,860
Raleigh, North Carolina [Member] | Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	1,900
Raleigh, North Carolina [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	2,600
New York [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 200